Schedule of maturity profile of the group’s financial liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 415,995	$ 321,350	$ 470,553	$ 175,599
Non-interest bearing, other payables and accruals		878,421		956,063
Non-interest bearing, amount due to directors	324,399	20,763	155,595
Non-interest bearing, amount due to directors	7,090,060	5,972,257	5,201,137	3,610,711
Interest bearing, lease liabilities	$ 779,231	961,875	$ 808,446	500,308
Non-interest bearing and interest bearing		8,154,666		5,249,941
Interest bearing, hire purchase liabilities				7,260
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables		321,350		175,599
Non-interest bearing, other payables and accruals		878,421		956,063
Non-interest bearing, amount due to directors		20,763
Non-interest bearing, amount due to directors		5,972,257		3,610,711
Interest bearing, lease liabilities		499,557		329,071
Non-interest bearing and interest bearing		7,692,348		5,078,828
Interest bearing, hire purchase liabilities				7,384
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables
Non-interest bearing, other payables and accruals
Non-interest bearing, amount due to directors
Non-interest bearing, amount due to directors
Interest bearing, lease liabilities		535,578		202,421
Non-interest bearing and interest bearing		535,578		202,421
Interest bearing, hire purchase liabilities
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade and other current payables		321,350		175,599
Non-interest bearing, other payables and accruals		878,421		956,063
Non-interest bearing, amount due to directors		20,763
Non-interest bearing, amount due to directors		5,972,257		3,610,711
Interest bearing, lease liabilities		1,035,135		531,492
Non-interest bearing and interest bearing		$ 8,227,926		5,281,249
Interest bearing, hire purchase liabilities				$ 7,384
Trade payables [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate
Lease liability [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate		6.65%		7.04%
Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Interest bearing, interest rate				4.55%